Stock Options (Details Textual) - USD ($)	Jan. 03, 2020	Nov. 25, 2019	Nov. 13, 2019	Jan. 03, 2019	Apr. 10, 2018	Jan. 03, 2018
Mr. Yakov [Member]
Stock Options (Textual)
Options granted	6,667	13,334	265,172	6,667		6,667
Options exercise price	$ 0.001	$ 0.003		$ 0.03		$ 0.03
Grant vest rate	The grant shall vest at the rate of 1/3 beginning on each anniversary of the effective date of grant.	the exercise price of $0.003 associated with the options granted to the VP of Finance was modified to be $0.0001, and the exercise price of $0.03 associated with the options granted to Mr. Yakov was modified to be $0.001.		The grant shall vest at the rate of 1/3 beginning on each anniversary of the effective date of grant.		The grant shall vest at the rate of 1/3 beginning on each anniversary of the effective date of grant.
Aggregate fair value	$ 99,994			$ 39,814		$ 39,812
Exercise price	$ 0.001			$ 0.0001		$ 0.001
Risk free rate	1.63%			2.47%		2.13%
Volatility rate	95.30%			104.80%		123.70%
Expected life	3 years			3 years		3 years
VP [Member]
Stock Options (Textual)
Options granted					265,172
Options exercise price					$ 0.003
Grant vest rate					The grant shall vest at the rate of 1/5 beginning on each anniversary of the effective date of grant.
Aggregate fair value					$ 1,192,535
Exercise price					$ 0.0001
Risk free rate					2.43%
Volatility rate					123.70%
Expected life					5 years